June 30, 2000
                   -------------------------------
                   Special Situations       Second
                   Fund III, L.P.           Quarter
                                            Report





































                SPECIAL SITUATIONS FUND III, L.P

                 INDEX TO SECOND QUARTER REPORT
                          JUNE 30, 2000


-----------------------------------------------------------------


                                                           PAGE

Statement of Financial Condition                             1

Portfolio of Investments                                     2

Statement of Operations                                     10

Statements of Changes in Partners' Capital                  11

Notes to the Financial Statements                           12

































               SPECIAL SITUATIONS FUND III, L.P.
                    (A Limited Partnership)
               STATEMENT OF FINANCIAL CONDITION
                         JUNE 30, 2000
                          (Unaudited)




ASSETS - NOTE 2
Investments, at fair value (cost $161,216,637)     $ 212,017,496
Cash and cash equivalents                             51,193,867
Receivable for investments sold                        4,419,156
Other                                                      5,000

Total Assets                                       $ 267,630,519

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for units repurchased - Note 4             $   7,938,503
Securities sold short, at fair value
  (proceeds $4,144,254) - Note 10                      2,045,829

Payable for investments purchased - Note 2             5,779,152

Administrator's fee payable - Note 7                     459,345
Accrued expenses                                         133,100

Total Liabilities                                     16,355,929

Partners' Capital - Notes 1, 3 and 4
Limited Partners                                     223,103,305
Corporate General Partner                             23,875,853
Individual General Partners                            4,295,432

Total Partners' Capital                              251,274,590

Total Liabilities and Partners' Capital         $    267,630,519












     See the accompanying Notes to the Financial Statements.

                              1
               SPECIAL SITUATIONS FUND III, L.P.
                   (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS
                         JUNE 30, 2000
                         (Unaudited)
                                                            Fair
 Shares                  Commmon Stocks                     Value
-----------------------------------------------------------------
               Aerospace 1.56%
  871,600      SPACEHAB, Incorporated (a)         $     3,922,200

               Automotive 0.18%
   94,300      Lund International Holdings, Inc.          447,925
  289,000      Steel City Products, Inc.                   11,560
                                                        ---------
                                                          459,485
               Beverages - Alcohol 1.54%
  285,900      Ravenswood Winery, Inc.                  3,859,650

               Biotechnology 2.60%
  216,300      ArQule, Inc.                             4,190,813
   83,700      Diacrin, Inc.                              659,137
  383,700      La Jolla Pharmaceutical Company          1,582,763
   30,000      Trega Biosciences, Inc.                     95,625
                                                       ----------
                                                        6,528,338
               Broadcasting 0.08%
  208,800      Film Roman, Inc.                           208,800

               Capital Equipment 1.04%
  174,500      Quixote Corporation                      2,617,500

               Communications Products 1.59%
  139,300      Corsair Communications, Inc.             4,004,875

               Computer Equipment 1.81%
  469,900      ION Networks, Inc.                       1,439,069
  107,550      SeaChange International, Inc.            3,105,506
                                                       ----------
                                                        4,544,575
               Computer Services - Software 13.79%
  256,600      Ansoft Corporation                       2,566,000
  297,300      ANSYS, Inc.                              3,381,787
  375,000      Burst.com, Inc. (Restricted)             1,500,000
  106,600      CryptoLogic, Inc.                        2,251,925
  550,538      CUseeMe Networks, Inc.                   5,023,659
  347,100      eCollege.com                             1,518,563
  376,340      Fourth Shift Corporation                 1,129,020
  483,900      Gensym Corporation (a)                   1,754,137
   29,900      Interplay Entertainment Corp.               78,488

         See the accompanying Notes to the Financial Statements.
                                2
               SPECIAL SITUATIONS FUND III, L.P.
                   (A Limited Partnership)

                  PORTFOLIO OF INVESTMENTS
                        JUNE 30, 2000
                         (Unaudited)
                                                          Fair
Shares             Common Stocks (Continued)              Value
-----------------------------------------------------------------
               Computer Services-Software 13.79% (Continued)
  290,500      Landacorp, Inc.                        $ 1,307,250
  235,400      LivePerson, Inc.                         2,074,462
  284,500      Mechanical Dynamics, Inc.                1,449,172
  693,700      Peerless Systems Corporation             1,344,044
  186,700      Pomeroy Computer Resources, Inc.         2,753,825
   72,200      Prime Response, Inc.                       496,375
  223,500      Silicon Valley Research, Inc. (a)           53,640
  945,900      Spatial Technology, Inc.                 3,724,481
  613,917      Towne Services, Inc.                       575,547
   37,500      Wave Systems Corporation-Cl A (Rest)       592,969
  200,100      Xcare.Net, Inc.                          1,075,538
                                                      -----------
                                                       34,650,882
               Electronic Components 5.38%
  797,007      Barringer Technologies, Inc. (a)         5,479,400
  181,800      Frequency Electronics, Inc.              5,204,025
  231,500      Panja, Inc.                              2,835,875
                                                       ----------
                                                       13,519,300
               Electronic Equipment 1.45%
  144,300      Information Resource Engneering, Inc.    3,643,575

               Electronic Instruments 0.77%
  165,000      Metretek Technologies, Inc. (a)          1,113,750
   50,600      Nova Measuring Instruments Ltd.            812,763
                                                       ----------
                                                        1,926,513

               Energy - Miscellaneous 0.00%
  600,000      Boots & Coots International Well Control(Rest) -
    2,900      TGC Industries, Inc.                         3,444
                                                           ------
                                                            3,444
               Energy - Oil & Gas 1.07%
  207,000      3TEC Energy Corporation                  2,070,000
  210,000      Edge Petroleum Corporation (a)             616,875
                                                        ---------
                                                        2,686,875
               Entertainment 0.39%
  162,000      Cinar Corporaton                           992,250


    See the accompanying Notes to the Financial Statements.
                              3
                SPECIAL SITUATIONS FUND III, L.P.
                     (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS
                        JUNE 30, 2000
                         (Unaudited)
                                                            Fair
Shares               Common Stocks (Continued)              Value
-----------------------------------------------------------------
               Environmental Services 0.72%
  900,000      ATG, Inc. (Restricted)                 $ 1,800,000

               Financial Services - Miscellaneous 0.74%
  185,500      MicroFinancial Incorporated              1,855,000

               Food 0.11%
  106,100      Opta Food Ingredients, Inc.                271,881

               Gold Mining 0.88%
2,238,500      MK Gold Company (a)                      2,203,523

               Healthcare Management 0.59%
  897,500      Apache Medical Systems, Inc. (a)         1,177,969
  118,233      MedNet International Ltd.                  301,495
                                                       ----------
                                                        1,479,464


               Healthcare - Specialized Products & Services 0.01%
  122,800      Accuhealth, Inc. (a)                        15,350
  100,729      Accuhealth, Inc. (a) (Restricted)           12,591
                                                         --------
                                                           27,941
               Internet Commerce 1.54%
  190,597      Cyberian Outpost, Inc.                     917,248
  486,700      Garden.com, Inc.                         1,155,913
   68,300      Launch Media, Inc.                         631,775
  346,500      Salon.com, Inc.                            443,953
  187,800      The Knot, Inc.                             715,987
                                                        ---------
                                                        3,864,876
               Manufacturer-Consumer Products 0.34%
  281,200      Zindart Limited                            843,600

               Medical - Drugs 4.55%
  436,580      CIMA Labs Inc.                           8,840,745
  175,100      EPIX Medical, Inc.                       2,604,613
                                                       ----------
                                                       11,445,358



      See the accompanying Notes to the Financial Statements.
                                4
                 SPECIAL SITUATIONS FUND III, L.P.
                    (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS
                         JUNE 30, 2000
                         (Unaudited)
                                                            Fair
Shares              Common Stocks (Continued)               Value
-----------------------------------------------------------------
               Medical Devices & Equipment 18.75%
  684,400      Aksys, Ltd.                           $  5,860,175
1,050,900      Applied Imaging Corporation (a)          2,364,525
  204,000      Axys Pharmaceutical, Inc.                1,211,250
  770,833      Cardima, Inc.                              915,364
   55,700      EP MedSystems, Inc.                        271,537
  375,000      EP MedSystems, Inc. (Restricted)         1,828,125
  416,700      Image Guided Technologies, Inc. (a)        781,312
  497,700      IRIDEX Corporation (a)                   6,345,675
  104,400      Invivo Corporation                       1,148,400
  124,864      Laser Photonics, Inc.                    1,982,216
  364,200      Laserscope, Inc.                           557,681
  726,800      Optical Sensors Incorporated (a)           522,388
  142,144      Possis Medical, Inc.                       890,621
  350,000      Precision Optics Corporation, Inc. (a)   4,960,625
  250,300      Protocol Systems, Inc.                   3,989,156
  645,100      Somnus Medical Technologies, Inc.        2,419,125
  778,000      The Spectranetics Corporation            3,841,375
  446,400      Thoratec Laboratories Corporation        7,226,100
                                                       ----------
                                                       47,115,650
               Medical Instruments 1.69%
  450,000      Intuitive Surgical, Inc.                 4,246,875

               Paper - Packaging 0.00%
  593,749      Chase Packaging Corporation                   -

               Pharmaceutical Products 1.16%
  416,667      Axcan Phama, Inc.                        2,916,669

               Restaurant 2.03%
  490,200      Avado Brands, Inc.                         735,300
  757,100      Famous Dave's of America, Inc. (a)       3,359,631
   94,500      Uno Restaurant Corporation               1,009,969
                                                       ----------
                                                        5,104,900






         See the accompanying Notes to the Financial Statements.

                               5
                 SPECIAL SITUATIONS FUND III, L.P.
                      (A Limited Partnership)

                     PORTFOLIO OF INVESTMENTS
                          JUNE 30, 2000
                           (Unaudited)
                                                           Fair
Shares               Common Stock (Continued)              Value
-----------------------------------------------------------------
               Retail 10.89%
  223,200      1-800 CONTACTS, INC.               $    10,490,400
  340,700      EZCORP, Inc.                               596,225
  114,600      GAIAM, Inc.                              2,120,100
  218,800      iGo Corporation                            847,850
  706,300      J. Jill Group, Inc. (a)                  4,590,950
  419,025      Movado Group, Inc.                       5,028,300
  147,286      SkyMall, Inc.                              349,804
  150,000      SkyMall, Inc. (Restricted)                 300,000
  178,000      Steven Madden Ltd.                       1,168,125
  155,900      Travis Boats & Motors, Inc.                857,450
  150,800      West Marine, Inc.                        1,013,188
                                                      -----------
                                                       27,362,392
               Services 1.00%
  855,500      Collectors Universe, Inc.                2,513,031


               Specialized Services 0.44%
  183,333      RateXchange Corporation (Restricted)     1,111,456

               Specialty Financial 2.10%
  201,000      Medallion Financial Corporation          3,102,938
  288,900      MFC Bancorp Ltd.                         2,166,750
                                                        ---------
                                                        5,269,688
               Telecommunications- Hardware 0.00%
        4      Netrix Corporation                              49

               Transportation 0.92%
  228,800      Aramex International Limited             2,288,000
  800,000      Country Wide Transport Services, Inc.(a)    16,000
                                                       ----------
                                                        2,304,000


               Total Common Stocks 81.71%             205,304,615






     See the accompanying Notes to the Financial Statements.
                            6
               SPECIAL SITUATIONS FUND III, L.P.
                   (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS
                      JUNE 30, 2000
                       (Unaudited)
                                                            Fair
Shares               Preferred Stocks                       Value
-----------------------------------------------------------------
               Electronic Instruments 0.37%
      825      Metretek Technologies, Inc. 8% (a)       $ 938,561

               Energy - Services 0.14%
  148,300      TGC Industries, Inc. (a)                   352,213

               Healthcare - Specialized Products & Services 0.04%
  425,000      Accuhealth, Inc. convertible preferred (a) 106,250

               Medical Devices 1.04%
   13,125      PharmaNetics, Inc. 6%                    2,608,594


               Total Preferred Stocks 1.59%             4,005,618




Principal                                                  Fair
Amount                  Corporate Bonds                    Value
-----------------------------------------------------------------
               Medical Devices 0.28%
  700,000      Optical Sensors Incorporated,due 3/10/01 $ 700,000



                                                            Fair
Warrants                       Warrants                     Value
-----------------------------------------------------------------
               Biotechnology 0.07%
  271,000      Diacrin, Inc. 12/31/00                 $   169,375

               Broadcasting 0.00%
   43,125      Children's Broadcasting Corporation 1/8/01    -

               Computer Services-Software 0.00%
  375,000      Burst.com, Inc. 1/27/05 (Restricted)          -
  422,410      Silicon Valley Research, Inc. 12/29/02 (a)    -
                                                          ------
                                                             -
               Electronic Components 0.42%
  105,800      Energy Conversion Devices, Inc. 7/31/01  1,058,000

        See the accompanying Notes to the Financial Statements.
                                 7
                SPECIAL SITUATIONS FUND III, L.P.
                    (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS
                        JUNE 30, 2000
                         (Unaudited)
                                                          Fair
Warrants            Warrants (Continued)                  Value
-----------------------------------------------------------------
               Electronic Instruments 0.01%
   82,500      Metretek Technologies, Inc. 12/9/04 (a) $   41,250

               Energy - Miscellaneous 0.00%
  300,000      Boots & Coots International Well Control       -
               5/14/02 (Restricted)
  180,000      Boots & Coots International Well Control       -
               5/14/04 (Restricted)                         -----
                                                              -
               Energy - Oil & Gas 0.00%
   72,414      Edge Petroleum Corporation 5/5/04 (a)        7,241

               Medical Devices & Equipment 0.22%
    5,771      Cambridge Heart, Inc. 6/9/03                 2,886
  154,167      Cardima, Inc. 2/14/05                       15,417
  248,700      Hemagen Diagnostics, Inc. 2/28/01           93,262
   26,250      PharmaNetics, Inc. 2/25/05                 262,500
   13,252      Possis Medical, Inc. 6/2/03                  1,325
   10,760      Possis Medical, Inc. 3/6/04 (Restricted)     1,076
   11,100      Precision Optics Corporation 8/5/04 (a)    172,744
                                                         --------
                                                          549,210
               Medical Information Systems 0.00%
1,100,000      LifeRate Systems, Inc. 9/14/07 (a)            -
1,100,000      LifeRate Systems, Inc. 9/14/07 (a) (Restricted) -
                                                         --------
                                                             -
               Retail 0.02%
   95,000      PawnMart, Inc. A 3/11/03                    17,813
   90,000      PawnMart, Inc. B 3/11/04                     5,625
   96,450      SkyMall, Inc. A 11/02/04 (Restricted)       12,056
   47,143      SkyMall, Inc. B 12/21/05                     5,893
                                                          -------
                                                           41,387
               Specialized Services 0.00%
   91,667      RateXchange Corporaton (Restricted) 3/21/03   -



               Total Warrants 0.74%                     1,866,463
                                                       ----------


     See the accompanying Notes to the Financial Statements.
                              8
               SPECIAL SITUATIONS FUND III, L.P.
                   (A Limited Partnership)

                  PORTFOLIO OF INVESTMENTS
                       JUNE 30, 2000
                        (Unaudited)


                                                           Fair
Units                        Units                         Value
-----------------------------------------------------------------
                Housing-Construction 0.06%
  281,600      Boulevard Investment Group            $    140,800



               TOTAL INVESTMENTS 84.38%            $  212,017,496
                                                   --------------



                                                           Fair
Shares                Securities Sold Short                Value
-----------------------------------------------------------------
               Auto Parts - After Market 0.14%
  47,500       BOLDER Technologies Corporation            362,136

               Biotechnology 0.07%
  18,500       Allos Therapeutics, Inc.                   180,375

               Computer Services - Software 0.24%
  37,800       Wave Systems Corporation - Class A         597,712

               Medical Devices & Equipment 0.35%
   1,000       Hemagen Diagnostics, Inc.                    1,750
 140,800       Possis Medical, Inc.                       882,200
                                                        ---------
                                                          883,950
               Retail 0.01%
   4,500       Cyberian Outpost, Inc.                      21,656


               TOTAL SECURITIES SOLD SHORT 0.81%     $  2,045,829
                                                     ------------


     (a)  Affiliated issuer under the Investment Company Act of
          1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

     All percentages are relative to Partners' Capital.

     See the accompanying Notes to the Financial Statements.
                              9

               SPECIAL SITUATIONS FUND III, L.P.
                   (A Limited Partnership)
                   STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED JUNE 30, 2000
                        (Unaudited)

-----------------------------------------------------------------


INCOME
Net realized gain on investments               $    61,343,041
Net change in unrealized appreciation              (17,017,525)
Net gain on investment portfolio                    44,325,516
Interest                                             1,560,969
Dividends                                              115,530
Total                                               46,002,015


EXPENSES
Administrator's fee - Note 7                           973,096
Professional fees                                      100,982
Independent General Partners' fees                      15,000
Other                                                   48,141
Total                                                1,137,219
Net Income                                       $  44,864,796

























     See the accompanying Notes to the Financial Statements.

                               10
               SPECIAL SITUATIONS FUND III, L.P.
                    (A Limited Partnership)
            STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
   (Information Subsequent to December 31, 1999 is Unaudited)

             Per Limited           Corporate    Individual
             Partners'   Limited   General      General
             Unit        Partners  Partner      Partners    Total

YEAR ENDED
 DECEMBER 31, 1999:

BALANCE,
 DECEMBER 31, 1998      $122,658,907 $6,473,686 $5,711,704 $134,844,297

Capital contributions      2,298,240       -         -        2,298,240

Transfers                     -        (776,763)   776,763        -

Allocation of net income:
 Corporate General Partner -
   Performance                -      16,893,584       -      16,893,584
  Partners              80,286,895    3,775,527  3,231,643   87,294,065

Repurchases            (10,531,889) (11,500,000)(6,000,000)(28,031,889)
                       ------------ ------------ --------- ------------

BALANCE,
  DECEMBER 31, 1999
               $25,000 194,712,153  14,866,034  3,720,110  213,298,297

SIX MONTHS ENDED
 JUNE  30, 2000:

Capital contributions    1,050,000      -           -       1,050,000

Transfers                    -      (2,100,656)  2,100,656       -

Allocation of net income:
 Corporate General Partner -
 Performance                 -       8,972,959       -      8,972,959
Partners       $ 4,186  32,779,655   2,137,516    974,666  35,891,837
 Repurchases            (5,438,503)     -      (2,500,000)(7,938,503)

BALANCE,
  JUNE  30, 2000
       $25,000   $223,103,305 $23,875,853 $4,295,432 $251,274,590

See Note 4 for changes in Units outstanding.



       See the accompanying Notes to the Financial Statements.
                                   11

                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                    NOTES TO THE FINANCIAL STATEMENTS
       (Information Subsequent to December 31, 1999 is Unaudited)


NOTE 1- GENERAL:

     Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October
     18, 1993, and commenced investment operations on January 1, 1994.
     The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership(the "Agreement").

     The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

     The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

     The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

     Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.



                                    12
                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)
                    NOTES TO THE FINANCIAL STATEMENTS
         (Information Subsequent to December 31, 1999 is Unaudited)

NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents consist principally of cash balances in a brokerage account.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the year ended December 31, 1999 was reduced by a loss carryover from December 31, 1998 of $19,719,728.

        Net Losses are allocated to the partners in proportion to the number of Units Held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16, and December 17, of each year.


                                   13
                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)
                     NOTES TO THE FINANCIAL STATEMENTS
        (Information Subsequent to December 31, 1999 is Unaudited)


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 2000, the Fund offered to repurchase up to 1,036.8524 Units (10% of its outstanding Units at June 30, 2000 after the semi-
  annual adjustments of Units). 317.5401 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding are as follows:

                                           Corporate   Individual
                                Limited     General      General
                                Partners    Partner      Partner     Total
                               __________  __________ ____________ _______

Balance, December 31, 1998      4,906.3563   258.9474   228.4682 5,393.7719
Additional Units sold              91.9296       -           -      91.9296
Transfers                            -       (31.0705)   31.0705         -
Semi-annual adjustment
of Units                        3,211.4758    826.7644  129.2657 4,167.5059
Repurchases                      (421.2756)  (460.0000)(240.00)(1,121.2756)
                                -----------  ---------  --------- ---------

Balance, December 31, 1999      7,788.4861    594.6413  148.8044 8,531.9318
Additional Units sold              42.0000       -          -       42.0000
Transfer                             -        (84.0262)  84.0262          -
Semi-annual adjustment
of Units                        1,311.1862    444.4190   38.9867 1,794.5919
Repurchases                      (217.5401)      -     (100.0000)(317.5401)
                                ----------- ----------  ---------  --------

Balance, June 30, 2000          8,924.1322    955.0341 171.8173 10,050.9836
                                -----------  ---------  --------  ---------


NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the six months ended June 30, 2000 aggregated $ 105,991,871 and $ 118,626,463, respectively.






                                   14

                       SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                      NOTES TO THE FINANCIAL STATEMENTS
          (Information Subsequent to December 31, 1999 is Unaudited)



NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner's respective share of the Fund's income and expenses reported for income tax purposes.

NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.



NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                 Six Months
                 Ended
                 June 30,
                 ----------------------------------------------------------
                   2000     1999       1998         1997      1996    1995
                   ----     ----       ----         ----      ----    ----
  Ratio of total   0.89%    1.03%      1.02%        .98%      1.00%   1.18%
    expenses to
   average net
   assets

 Ratio of net      35.06%  68.01%    (12.73)%     21.84%    39.58%   38.09%
   income (loss)
   to average net
   assets

Portfolio          53.38% 140.88%    114.61%     139.70%    228.0%   245.2%
   turnover rate

*Annualized


                                   15

                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                     NOTES TO THE FINANCIAL STATEMENTS
          (Information Subsequent to December 31, 1999 is Unaudited)





NOTE 9- RETURN ON PARTNER INVESTMENT:

        At June 30, 1999, the value of a $25,000 investment made at each respective subscription date is as follows:

              Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $105,332
               January 1, 1995                    96,296
               July 1, 1995                       85,266
               January 1, 1996                    71,107
               July 1, 1996                       53,679
               January 1, 1997                    50,803
               July 1, 1997                       48,122
               January 1, 1998                    42,693
               July 1, 1998                       43,775
               January 1, 1999                    48,529
               July 1, 1999                       44,778
               January 1, 2000                    29,186


NOTE 10- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.












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